Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Receivables, net
Receivables, gross	$ 10.1	$ 66.3
Allowance for doubtful accounts	0	(0.3)
Receivables, net	10.1	66.0
Inventories
Raw materials and supplies	17.2	14.3
Finished products	49.4	56.1
Inventories	66.6	70.4
Accounts payable
Trade	19.6	22.1
Accounts Payable, Other, Current	9.2	14.0
Accounts payable	28.8	36.1
Liabilities, Current [Abstract]
Advertising and promotion	9.4	10.5
Accrued intercompany interest	6.6	6.6
Compensation	8.2	7.9
Miscellaneous accrued taxes	3.7	3.6
Deferred income	7.7	7.3
Other	1.9	2.2
Other current liabilities	37.5	38.1
Trade
Receivables, net
Receivables, gross	3.8	58.4
Other
Receivables, net
Receivables, gross	$ 6.3	$ 7.9